Form N-1A Supplement	Oct. 23, 2026
Nicholas Nuclear Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus, dated March 2, 2026,

Prospectus and Statement of Additional Information (“SAI”),

each dated February 4, 2026

Effective immediately, the Principal Investment Strategies section of the Fund’s Prospectus and Summary Prospectus is hereby amended and restated as follows to reflect the addition of “Nuclear Industry ETFs” as a component of the Fund’s investment portfolio and revise the anticipated percentage range of assets allocated to the Fund’s Commodities Portfolio.